Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of modified and forborne loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of detailed information about financial instruments [line items]
Amortized costs of financial assets modified during the period	$ 610,992
Net modification	$ 46,564